Note 11 - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012
Note 11 - Goodwill (Details) [Line Items]
Number of Operating Segments	3	2
Goodwill		$ 2,420	$ 2,526
Sterilization Technologies [Member]
Note 11 - Goodwill (Details) [Line Items]
Goodwill		1,500
Medical Isotopes [Member]
Note 11 - Goodwill (Details) [Line Items]
Goodwill		$ 900